LONG-TERM INVESTMENTS - Summary of long-term investments (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Shares of (loss) income from equity method investments	¥ 1,348	$ 194	¥ 869	¥ (221)
Third Party Investments [Member]
Equity method investments holding percentage	40.00%	40.00%
Shares of (loss) income from equity method investments	¥ 1,348		¥ 869	¥ (221)